Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary Of Financial Information About The Amounts Attributable To Non Controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of noncontrolling interests [Line Items]
Revenue	$ 31,416	$ 31,252
Total comprehensive income	8,585	6,615
Total assets	1,349,418	1,184,844
Total liabilities	1,274,669	1,111,952
Minority partner [member]
Disclosure of noncontrolling interests [Line Items]
Revenue	3,849	3,875
Total comprehensive income	880	6
Total assets	93,880	86,317
Total liabilities	$ 85,754	$ 78,973